Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Intangible Assets
Intangible assets, cost	$ 647,326	$ 599,157
Intangible assets, amortization cost	417,518	369,548
Net	229,808	229,609
Customer agreements and relationships
Intangible Assets
Intangible assets, cost	268,712	251,402
Intangible assets, amortization cost	151,016	135,380
Existing technology
Intangible Assets
Intangible assets, cost	355,695	326,411
Intangible assets, amortization cost	248,867	218,953
Trade names
Intangible Assets
Intangible assets, cost	9,026	9,038
Intangible assets, amortization cost	7,318	6,677
Non-compete covenants
Intangible Assets
Intangible assets, cost	13,893	12,306
Intangible assets, amortization cost	$ 10,317	$ 8,538